SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
%

Lab equipment	25 - 33
Computers and peripheral equipment	15 - 33
Office furniture	6 - 15
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Stock-Based Compensation Expense

	Year ended December 31,
	2016	2015	2014

Cost of revenues	$367	$324	$353
Research and development	1,240	1,637	1,919
Sales and marketing	1,833	2,802	3,322
General and administrative	1,701	2,407	2,501

Total stock-based compensation expense	$5,141	$7,170	$8,095

Schedule of Stock-Based Compensation Assumptions
	Year ended December 31,
	2016	2015	2014

Suboptimal exercise multiple	2.9-3.5	3	3
Risk free interest rate	0.47%-1.58%	0.23%-2.35%	0.10%-2.73%
Volatility	33%-51%	37%-55%	44%-60%
Dividend yield	0%	0%	0%

Schedule of Accumulated Other Comprehensive Income

	Year ended December 31, 2016
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2015	$(425)	$(45)	$(470)
Changes in other comprehensive income (loss) before reclassifications	293	226	519
Amounts reclassified from accumulated other comprehensive income (loss) to :
Cost of revenues	-	(32)	(32)
Operating expenses	-	(210)	(210)
Financial income, net	44	-	44

Net current-period other comprehensive income (loss)	337	(16)	321

Balance as of December 31, 2016	$(88)	$(61)	$(149)